Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

9. LEASES

Right-of-Use Assets

The Company leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost
Balance at December 31, 2024	$26,794	$116,655	$147,164	$1,604,101	$1,894,714
Additions	55,788	270,419	-	25,511	351,718
Deletions	(28,110)	(39,297)	(44,019)	-	(111,426)
Effects of currency translation	5,390	31,543	15,286	203,360	255,579
Balance at June 30, 2025	$59,862	$379,320	$118,431	$1,832,972	$2,390,585

Accumulated amortization
Balance at December 31, 2024	$26,752	$56,295	$108,915	$691,221	$883,183
Amortization	3,430	6,700	19,481	122,455	152,066
Deletions	(28,066)	(3,305)	(44,019)	-	(75,390)
Effects of currency translation	1,447	7,096	7,078	95,617	111,238
Balance at June 30, 2025	$3,563	$66,786	$91,455	$909,293	$1,071,097

Net book value
December 31, 2024	42	60,360	38,249	912,880	1,011,531
June 30, 2025	$56,299	$312,534	$26,976	$923,679	$1,319,488

As of June 30, 2025 and December 31, 2024, management assessed that there were no events or changes in circumstances that would require impairment testing of our right of use assets.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at June 30, 2025, had an average expected life of 4.32 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment, vehicle and office space. The present value of future lease payments were measured using an weighted average incremental borrowing rate of 9.10% per annum as of June 30, 2025.

Total
As of December 31, 2024	$1,146,127
Additions	351,718
Deletion	(34,032)
Interest expenses	59,004
Lease payments	(204,723)
Effects of currency translation	154,731
As of June 30, 2025	$1,472,825

Lease liabilities	June 30, 2025
Current portion	$372,619
Long-term portion	1,100,206
Total lease liabilities	$1,472,825

As of June 30, 2025, the Company is committed to minimum lease payments as follows:

Maturity analysis	June 30, 2025
Less than one year	$490,584
One to two years	408,911
Two to three years	347,880
Three to four years	258,022
Four to five years	201,231
More than five years	78,864
Total undiscounted lease liabilities	$1,785,492
Amount representing implicit interest	(312,667)
Lease obligations	$1,472,825